Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Current:
U.S. federal	$ 20,388	$ 27,206	$ 3,024
State and local	8,623	8,617	5,115
Foreign	37,713	52,658	27,474
Total Current	66,724	88,481	35,613
Deferred:
U.S. federal	15,298	(8,054)	15,553
State and local	1,414	4,832	1,928
Foreign	(11,278)	(7,468)	6,568
Total Deferred	5,434	(10,690)	24,049
Provision for Income Taxes	$ 72,158	$ 77,791	$ 59,662